COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended			3 Months Ended		9 Months Ended
	Jul. 12, 2022	Aug. 31, 2025	May 31, 2025	Apr. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
ISRAEL [Member]
Commissions And Royalty Commitments [Line Items]
Operating lease, discount rate					5.22%		5.22%
Minimum [Member] | UNITED STATES [Member]
Commissions And Royalty Commitments [Line Items]
Operating lease, discount rate					6.65%		6.65%
Maximum [Member] | UNITED STATES [Member]
Commissions And Royalty Commitments [Line Items]
Operating lease, discount rate					7.59%		7.59%
TAT Technologies Ltd [Member]
Commissions And Royalty Commitments [Line Items]
Royalty expense					$ 1,746	$ 1,408	$ 4,208	$ 3,622
Lease term		5 years
Lease expiration date							Aug. 31, 2030
Operating lease, option to extend		TAT has an option of extending the terms of the lease for another 5 years, commencing upon expiration of the new lease term.
TAT Technologies Ltd [Member] | Minimum [Member]
Commissions And Royalty Commitments [Line Items]
Royalties percentage rate for sales of products developed by third parties					5.00%		5.00%
TAT Technologies Ltd [Member] | Maximum [Member]
Commissions And Royalty Commitments [Line Items]
Royalties percentage rate for sales of products developed by third parties					25.00%		25.00%
Tat Industries Ltd [Member]
Commissions And Royalty Commitments [Line Items]
Litigation, total damages sought by customer	$ 750
Piedmont [Member]
Commissions And Royalty Commitments [Line Items]
Lease term				5 years
Lease expiration date				Jun. 30, 2030
Operating lease, option to extend				Piedmont has an option of extending the terms of the lease for another 5 years, commencing upon expiration of the extended term.
Operating ROU assets and related operating lease liability		$ 900		$ 1,600
Limco [Member]
Commissions And Royalty Commitments [Line Items]
Lease term			10 years
Lease expiration date			Apr. 30, 2035
Operating lease, option to terminate			Limco has the right to terminate the lease at the end of the 7th year subject to payment of termination fee of $225 thousand plus other charges.
Operating ROU assets and related operating lease liability			$ 1,000